Segmented Information	12 Months Ended
Dec. 31, 2014
Segmented Information [Abstract]
Segmented Information

2.Segmented Information

Encana's reportable segments are determined based on the Company's operations and geographic locations as follows:

•	Canadian Operations includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the Canadian cost centre.

•	USA Operations includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the U.S. cost centre.

•

Market Optimization is primarily responsible for the sale of the Company's proprietary production.  These results are included in the Canadian and USA Operations.  Market optimization activities include third party purchases and sales of product to provide operational flexibility for transportation commitments, product type, delivery points and customer diversification.  These activities are reflected in the Market Optimization segment.  Market Optimization sells substantially all of the Company's upstream production to third party customers. Transactions between segments are based on market values and are eliminated on consolidation.

Corporate and Other mainly includes unrealized gains or losses recorded on derivative financial instruments. Once the instruments are settled, the realized gains and losses are recorded in the reporting segment to which the derivative instruments relate.

Results of Operations

Segment and Geographic Information

	Canadian Operations			USA Operations			Market Optimization
For the years ended December 31	2014	2013	2012	2014	2013	2012	2014	2013	2012

Revenues, Net of Royalties	$3,310	$2,824	$2,760	$2,902	$2,763	$3,365	$1,248	$512	$419

Expenses
Production and mineral taxes	15	15	9	118	119	96	-	-	-
Transportation and processing	835	756	555	658	722	652	-	-	-
Operating	314	372	352	354	411	377	39	38	48
Purchased product	-	-	-	-	-	-	1,191	441	349
	2,146	1,681	1,844	1,772	1,511	2,240	18	33	22
Depreciation, depletion and amortization	625	601	748	992	818	1,102	4	12	12
Impairments	-	-	1,822	-	-	2,842	-	-	-
	$1,521	$1,080	$(726)	$780	$693	$(1,704)	$14	$21	$10

	Corporate & Other			Consolidated
	2014	2013	2012	2014	2013	2012

Revenues, Net of Royalties	$559	$(241)	$(1,384)	$8,019	$5,858	$5,160

Expenses
Production and mineral taxes	-	-	-	133	134	105
Transportation and processing	12	(2)	24	1,505	1,476	1,231
Operating	28	38	17	735	859	794
Purchased product	-	-	-	1,191	441	349
	519	(277)	(1,425)	4,455	2,948	2,681
Depreciation, depletion and amortization	124	134	94	1,745	1,565	1,956
Impairments	-	21	31	-	21	4,695
	$395	$(432)	$(1,550)	2,710	1,362	(3,970)
Accretion of asset retirement obligation				52	53	53
Administrative				327	439	392
Interest				654	563	522
Foreign exchange (gain) loss, net				403	325	(107)
(Gain) loss on divestitures				(3,426)	(7)	-
Other				71	1	1
				(1,919)	1,374	861
Net Earnings (Loss) Before Income Tax				4,629	(12)	(4,831)
Income tax expense (recovery)				1,203	(248)	(2,037)
Net Earnings (Loss)				3,426	236	(2,794)
Net earnings attributable to noncontrolling interest				(34)	-	-
Net Earnings (Loss) Attributable to Common Shareholders				$3,392	$236	$(2,794)

Intersegment Information

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2014	2013	2012	2014	2013	2012	2014	2013	2012

Revenues, Net of Royalties	$7,371	$5,662	$4,260	$(6,123)	$(5,150)	$(3,841)	$1,248	$512	$419

Expenses
Transportation and processing	458	516	528	(458)	(516)	(528)	-	-	-
Operating	62	75	84	(23)	(37)	(36)	39	38	48
Purchased product	6,822	4,993	3,593	(5,631)	(4,552)	(3,244)	1,191	441	349
Operating Cash Flow	$29	$78	$55	$(11)	$(45)	$(33)	$18	$33	$22

Capital Expenditures

For the years ended December 31	2014	2013	2012

Canadian Operations	$1,226	$1,365	$1,567
USA Operations	1,285	1,283	1,727
Market Optimization	-	3	7
Corporate & Other	15	61	175
	$2,526	$2,712	$3,476

Goodwill, Property, Plant and Equipment and Total Assets by Segment

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2014	2013	2014	2013	2014	2013

Canadian Operations	$788	$1,171	$2,338	$2,728	$3,632	$4,452
USA Operations	2,129	473	13,817	5,127	16,800	6,350
Market Optimization	-	-	1	91	181	161
Corporate & Other	-	-	1,859	2,089	4,008	6,685
	$2,917	$1,644	$18,015	$10,035	$24,621	$17,648

Goodwill, Property, Plant and Equipment and Total Assets by Geographic Region

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2014	2013	2014	2013	2014	2013

Canada	$788	$1,171	$4,070	$4,772	$7,336	$10,434
United States	2,129	473	13,945	5,263	17,273	6,996
Other Countries	-	-	-	-	12	218
	$2,917	$1,644	$18,015	$10,035	$24,621	$17,648

Export Sales

Sales of natural gas and liquids produced or purchased in Canada delivered to customers outside of Canada were $338 million (2013 – $243 million; 2012 – $177 million).

Major Customers

In connection with the marketing and sale of Encana’s own and purchased natural gas and liquids for the year ended December 31, 2014, the Company had one customer which individually accounted for more than 10 percent of Encana’s consolidated revenues, net of royalties. Sales to this customer, which has an investment grade credit rating, were approximately $1,043 million which comprised $634 million in Canada and $409 million in the United States (2013 – one customer with sales of approximately $815 million; 2012 – two customers with sales of approximately $661 million and $534 million).